UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	8/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

COMMON STOCKS - 91.10%	Shares	Fair Value

Beverages — 5.85%
Coca-Cola Company (The)	10,219	$562,454
Molson Coors Brewing Company, Class B	9,215	473,282
		1,035,736
Biotechnology — 1.81%
Celgene Corporation(a)	3,316	320,989

Diversified Financial Services — 2.84%
Berkshire Hathaway, Inc., Class B(a)	2,480	504,457

Diversified Telecommunication Services — 2.20%
AT&T, Inc.	11,061	390,011

Electric Utilities — 12.79%
Alliant Energy Corporation	11,255	590,325
Duke Energy Corporation	8,771	813,422
PPL Corporation	29,158	861,618
		2,265,365
Entertainment — 1.75%
Viacom, Inc., Class B	12,400	309,752

Equity Real Estate Investment Trusts (REITs) — 14.93%
Crown Castle International Corporation	2,805	407,202
GEO Group, Inc. (The)	19,904	341,553
Host Hotels & Resorts, Inc.	17,619	282,609
Iron Mountain, Inc.	9,994	318,309
OUTFRONT Media, Inc.	17,324	476,063
Park Hotels & Resorts, Inc.	18,543	436,688
Public Storage	1,445	382,549
		2,644,973
Food & Staples Retailing — 2.15%
Kroger Company (The)	16,101	381,272

Food Products — 11.37%
Archer-Daniels-Midland Company	6,027	229,327
Conagra Brands, Inc.	14,561	412,950
Hershey Company (The)	6,797	1,077,189
Kraft Heinz Company (The)	11,577	295,445
		2,014,911

See accompanying notes which are an integral part of this schedule of investments.

Health Care Providers & Services — 2.21%
Quest Diagnostics, Inc.	3,822	391,258

Hotels, Restaurants & Leisure — 3.41%
Luckin Coffee, Inc. (China) - ADR(a)	28,626	604,009

Household Durables — 5.18%
Mohawk Industries, Inc.(a)	3,084	366,657
Newell Brands, Inc.	33,267	552,232
		918,889
Household Products — 3.71%
Clorox Company (The)	4,154	656,997

Independent Power and Renewable Electricity Producers — 3.65%
AES Corporation	42,226	647,325

Media — 1.99%
Discovery, Inc. - Series A(a)	12,775	352,590

Mortgage Real Estate Investment Trusts (REITs) — 2.73%
Annaly Capital Management, Inc.	58,197	483,035

Multi-Utilities — 7.00%
Consolidated Edison, Inc.	6,353	564,782
Dominion Energy, Inc.	8,688	674,449
		1,239,231
Personal Products — 1.36%
Coty, Inc., Class A	25,308	241,691

Pharmaceuticals — 1.74%
Bristol-Myers Squibb Company	6,421	308,657

Water Utilities — 2.43%
Aqua America, Inc.	9,724	430,676

Total Common Stocks (Cost $15,210,266)		16,141,824

See accompanying notes which are an integral part of this schedule of investments.

MONEY MARKET FUNDS - 8.72%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.95%(b)	1,544,830	1,544,830

Total Money Market Funds (Cost $1,544,830)		1,544,830

Total Investments — 99.82% (Cost $16,755,096)		17,686,654

Other Assets in Excess of Liabilities — 0.18%		32,564

NET ASSETS — 100.00%		$17,719,218

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2019.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At August 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,885,717
Gross unrealized depreciation	(962,960)
Net unrealized appreciation on investments	$922,757

Aggregate cost of securities for federal income tax purposes	$16,763,897

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

August 31, 2019

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions informaion available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

August 31, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,141,824	$-	$-	$16,141,824
Money Market Funds	1,544,830	-	-	1,544,830
Total	$17,686,654	$-	$-	$17,686,654

(a)	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

COMMON STOCKS — 97.90%	Shares	Fair Value

Communication Services — 2.24%
Gravity Company Ltd. - ADR(a)	12,500	$374,750
Meet Group, Inc. (The)(a)	37,000	127,650
		502,400
Consumer Discretionary — 2.71%
Select Interior Concepts, Inc., Class A(a)	10,500	130,305
Taylor Morrison Home Corporation, Class A(a)	20,000	477,200
		607,505
Consumer Staples — 2.62%
Alico, Inc.	9,000	268,650
Andersons, Inc. (The)	9,000	206,280
G Willi-Food International Ltd.(a)	10,700	111,815
		586,745
Energy — 26.22%
Berry Petroleum Corporation	20,000	159,800
Bonanza Creek Energy, Inc.(a)	16,000	360,960
Comstock Resources, Inc.(a)	71,000	406,120
Crescent Point Energy Corporation	75,000	237,000
DHT Holdings, Inc.	100,000	562,000
DMC Global, Inc.	3,500	152,005
Dorian LPG Ltd.(a)	25,000	259,750
Earthstone Energy, Inc., Class A(a)	28,000	96,320
Enerplus Corporation	15,000	97,950
Frontline Ltd.(a)	33,000	280,830
Goodrich Petroleum Corporation(a)	19,000	201,210
Montage Resources Corporation(a)	67,000	199,660
Murphy Oil Corporation	11,500	209,645
National Energy Services Reunited Corporation(a)	30,000	229,800
North American Construction Group Ltd.	36,000	426,960
Northern Oil and Gas, Inc.(a)	150,000	276,000
Parker Drilling Company(a)	9,500	162,450
PDC Energy, Inc.(a)	7,800	248,430
Ring Energy, Inc.(a)	137,000	200,020
SilverBow Resources, Inc.(a)	24,000	208,320
Smart Sand, Inc.(a)	32,500	77,025
SRC Energy, Inc.(a)	32,500	163,150
Talos Energy, Inc.(a)	5,500	104,720
Teekay Tankers Ltd., Class A(a)	245,000	271,950
VAALCO Energy, Inc.(a)	160,000	288,000
		5,880,075

See accompanying notes which are an integral part of this schedule of investments.

Financials — 37.34%
Apollo Global Management LLC	7,700	290,521
Banco Latinoamericano de Comercio Exterior S.A., Class E	5,700	103,341
Brighthouse Financial, Inc.(a)	13,000	458,380
Byline Bancorp, Inc.(a)	13,500	232,200
CB Financial Services, Inc.	5,300	132,500
Central Federal Corporation(a)	10,000	118,600
Central Valley Community Bancorp	5,800	113,564
Citizens Community Bancorp, Inc.	11,000	120,450
Community Financial Corporation (The)	4,300	135,149
Eagle Bancorp Montana, Inc.	7,000	115,290
Emclaire Financial Corporation	8,000	262,880
Enstar Group Ltd.(a)	1,300	232,206
FGL Holdings	14,500	115,710
First Bancshares, Inc. (The)	4,200	132,468
First Business Financial Services, Inc.	10,700	241,285
First Choice Bancorp	5,700	119,358
First Citizens BancShares, Inc., Class A	525	233,415
First Midwest Bancorp, Inc.	11,000	211,200
First Savings Financial Group, Inc.	2,200	129,800
Great Ajax Corporation	7,700	112,266
Great Southern Bancorp, Inc.	2,000	112,680
Greenlight Capital Re Ltd., Class A(a)	12,000	110,280
Guaranty Federal Bancshares, Inc.	5,000	119,750
Hilltop Holdings, Inc.	21,000	498,750
IBERIABANK Corporation	3,000	206,970
Markel Corporation(a)	250	285,770
MVB Financial Corporation	7,000	131,880
NMI Holdings, Inc., Class A(a)	22,000	623,480
Old National Bancorp	7,000	117,600
Orrstown Financial Services, Inc.	10,700	228,338
Popular, Inc.	4,500	236,565
SB One Bancorp	10,500	234,360
SLM Corporation	13,200	111,408
SmartFinancial, Inc.(a)	12,700	246,126
Southern Missouri Bancorp, Inc.	4,000	133,600
Synchrony Financial	6,600	211,530
Third Point Reinsurance Ltd.(a)	23,000	216,660
Umpqua Holdings Corporation	7,100	111,541
Univest Financial Corporation	10,000	253,100
Veritex Holdings, Inc.	9,200	217,120
Watford Holdings, Ltd.(a)	5,000	116,000
Wells Fargo & Company	5,200	242,164
		8,376,255

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 2.62%
Centene Corporation(a)	10,000	466,200
Harrow Health, Inc.(a)	22,500	120,375
		586,575
Industrials — 14.27%
Controladora Vuela Cia de Aviacion S.A.B de C.V. - ADR(a)	46,000	408,940
Costamare, Inc.	78,000	451,620
Fly Leasing Ltd.(a)	14,000	289,520
Great Lakes Dredge & Dock Corporation(a)	18,500	200,540
IES Holdings, Inc.(a)	14,000	264,180
MasTec, Inc.(a)	7,600	477,812
Miller Industries, Inc.	7,000	219,030
Northwest Pipe Company(a)	9,500	218,500
Orion Energy Systems, Inc.(a)	37,000	95,830
Primoris Services Corporation	24,000	468,960
Taylor Devices, Inc.(a)	9,500	105,925
		3,200,857
Information Technology — 1.57%
IEC Electronics Corporation(a)	35,000	230,650
LGL Group, Inc.(a)	12,500	121,875
		352,525
Materials — 8.31%
Advanced Emissions Solutions, Inc.	44,000	555,280
Commercial Metals Company	14,000	219,380
Companhia Siderurgica Nacional S.A. - ADR	31,000	105,710
Flexible Solutions International, Inc.(a)	78,000	196,552
Mercer International, Inc.	29,000	349,160
Warrior Met Coal, Inc.	21,000	438,900
		1,864,982

Total Common Stocks (Cost $23,181,580)		21,957,919

MONEY MARKET FUNDS - 2.26%

Fidelity Investments Money Market Government Portfolio, Class I, 2.01%(b)	507,693	507,693

Total Money Market Funds (Cost $507,693)		507,693

Total Investments — 100.16% (Cost $23,689,273)		22,465,612

Liabilities in Excess of Other Assets — (0.16)%		(36,202)

NET ASSETS — 100.00%		$22,429,410

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2019.

See accompanying notes which are an integral part of this schedule of investments.

ADR	- American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At August 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$936,045
Gross unrealized depreciation	(2,154,537)
Net unrealized depreciation on investments	$(1,218,492)

Aggregate cost of securities for federal income tax purposes	$23,684,104

At August 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and REIT related adjustments.

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2019 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2019– (Unaudited)

In accordance with the Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$21,957,919	$-	$-	$21,957,919
Money Market Funds	507,693	-	-	507,693
Total	$22,465,612	$-	$-	$22,465,612

(a)	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	10/23/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	10/23/19

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/23/19